Discontinued Operation - Schedule of Discontinued Operations from Balance Sheets (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Discontinued Operations from Balance Sheet [Abstract]
Cash and cash equivalents			¥ 1,913
Short-term investments			130
Accounts receivable			39,440
Prepaid expenses and other current assets, net			9,176
Amounts due from related parties, current			14,571
Property and equipment, net			119
Right-of-use assets, net			527
Total assets of discontinued operations			65,876
Balance sheet classification:
Current assets of discontinued operations			65,230
Non-current assets of discontinued operations			646
Accounts payable			103,055
Accrued expenses and other current liabilities			23,525
Amounts due to related parties, current			65
Contract liabilities			2,558
Lease liabilities, current			345
Total liabilities of discontinued operations			129,548
Current liabilities of discontinued operations			¥ 129,548